Other Receivables, Net - Schedule of Other Receivables (Details)		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Other Receivables, Net [Abstract]
Other deposits	[1]				¥ 57,693,075
Other current assets	[2]	373,876	2,536,786		3,560,759
Advance to employees	[3]	192,620	1,306,943		1,303,893
Deposits		200,023	1,357,176		1,300,673
Prepaid expenses		178,211	1,209,180		1,308,166
Others		96,716	656,227		622,002
Subtotal		1,041,446	7,066,312		65,788,568
Allowance for expected credit losses		(333,762)	(2,264,607)	$ (334,646)	(2,270,607)	¥ (2,078,290)	¥ (2,677,828)
Total		$ 707,684	¥ 4,801,705		¥ 63,517,961

[1]	Other deposits represent pre-paid amounts for public relation and marketing advisory agreements, which are refundable due to their cancellation or termination.
[2]	Other current assets represent the balance of input of value added tax (“VAT”) which will be deductible from output VAT incurred in the next twelve months.
[3]	Advance to employees represent cash paid in advance to employees for the business expenses that are anticipated to be incurred by the employee on behalf of the Group and loan to employees that borrowers will repay over time.